MINERAL PROPERTIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning of the year	$ 1,560,860	$ 1,535,400
Balance at the end of the year	1,577,284	1,560,860	$ 1,535,400
Mining property [member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning of the year	1,553,500	1,535,400
Balance at the end of the year	1,462,900	1,553,500	1,535,400
Kibali Jersey Limited [member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning of the year	2,068,306	2,012,303
Balance at the end of the year	2,107,718	2,068,306	2,012,303
Net book value	519,117	576,536	634,394
Kibali Jersey Limited [member] | Mining property [member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning of the year	1,997,000	1,939,600
Balance at the end of the year	2,023,000	1,997,000	1,939,600
Kibali Jersey Limited [member] | Mining property [member] | Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning of the year	745,092	745,092
Balance at the end of the year	745,092	745,092	745,092
Kibali Jersey Limited [member] | Mining property [member] | Accumulated depreciation and amortisation [member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning of the year	(168,556)	(110,698)	(51,120)
Charge for the year	(57,419)	(57,858)	(59,578)
Balance at the end of the year	$ (225,975)	$ (168,556)	$ (110,698)